SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
14.	SHAREHOLDERS' EQUITY
Authorized, issued and outstanding common shares roll-forward is as follows:

	Authorized Shares	Issued and Out- standing Shares	Common Stock
Balance as of January 1, 2015	180,000,000	89,182,001	892
Balance as of December 31, 2015	180,000,000	89,182,001	892
Equity incentive plan issuance		137,665	1
Common Shares Issued in Follow-on Offering		12,650,000	127
Balance as of December 31, 2016	180,000,000	101,969,666	1,020
Common Shares Issued in Follow-on Offering		40,000,000	400
Balance as of December 31, 2017	180,000,000	141,969,666	1,420

In September 2016, the Company completed an underwritten public offering of 12,650,000 common shares which increased its equity by $120.1 million.
In December 2017, the Company completed an underwritten public offering of 40,000,000 common shares which increased its equity by $103.7 million.
Additional Paid-in Capital
Included in Additional Paid-in Capital is the Company's Share Premium Fund as defined by Bermuda law. The Share Premium Fund cannot be distributed without complying with certain legal procedures designed to protect the creditors of the Company, including public notice to its creditors and a subsequent period for creditor notice of concern, regarding the Company's intention, following shareholder approval, to transfer such funds to the Company's Contributed Surplus Account and thereby make such funds available for distribution. The Share Premium Fund was $103.4 million and $215.5 million as of December 31, 2017 and 2016 respectively. Credits and Charges to Additional Paid in Capital were a result of the accounting for the Company's share based compensation programs and issuance of shares.
On December 12, 2017, at the Company's Annual General Meeting, shareholders voted to reduce the Share Premium Fund by the amount of $215.5 million. The legal procedures related to this reduction were finalized in December 2017 upon which the amount became eligible for distribution.
Contributed Surplus Account
The Company's Contributed Surplus Account as defined by Bermuda law, consists of amounts previously recorded as share premium, transferred to Contributed Surplus Account when resolutions are adopted by the Company's shareholders to make Share Premium Fund distributable or available for other purposes. As indicated by the laws governing the Company, the Contributed Surplus Account can be used for dividend distribution and to cover accumulated losses from its operations.

For the year ended December 31, 2017 the Company paid a dividend of $59.1 million, which was charged to the Contributed Surplus Account, and on December 12, 2017 the Company's Annual General Meeting voted to reduce the Share Premium Fund by $215.5 million, which was transferred to the Contributed Surplus Account. For the year ended December 31, 2016 the Company paid a dividend of $125.7 million, which was charged to the Contributed Surplus Account. The Company's Contributed Surplus account was $796.8 million and $640.5 million per December 31, 2017 and 2016, respectively.

Shareholders' Rights Plan
In 2007, the Board of Directors adopted a shareholders' rights agreement and declared a dividend of one preferred share purchase right to purchase one one-thousandth of a Series A Participating Preferred Share for each outstanding common share, par value $0.01 per share. The dividend was payable on February 27, 2007, to shareholders of record on that date. Each right entitles the registered holder to purchase from the Company one one-thousandth of a Series A Participating Preferred Share at an exercise price of $115, subject to adjustment. The Company can redeem the rights at any time prior to a public announcement that a person has acquired ownership of 15% or more of the Company's common shares.
In 2013 a registration statement on Form F-3 was declared effective by the SEC relating to the Dividend Reinvestment and Direct Stock Purchase Plan for 1,664,450 common shares to allow existing shareholders to purchase additional common shares by reinvesting all or a portion of the dividends paid on their common shares and by making optional cash investments and new investors to enter into the plan by making an initial investment.

On June 16, 2017, the Board of Directors, after its expiration, adopted a new shareholders' rights agreement and declared a dividend of one preferred share purchase right to purchase one one-thousandth of a Series A Participating Preferred Share of the Company for each outstanding common share, par value $0.01 per share. The dividend was payable on June 26, 2017 to shareholders of record on that date. Each right entitles the registered holder to purchase from us one one-thousandth of a Series A Participating Preferred Share of the Company at an exercise price of $30.00, subject to adjustment. The Company can redeem the rights at any time prior to a public announcement that a person or group has acquired ownership of 15% or more of the Company's common shares. As at December 31, 2017, no shares were issued pursuant to the plan.

This shareholders' rights plan was designed to enable us to protect shareholder interests in the event that an unsolicited attempt is made for a business combination with, or a takeover of, the Company. Our shareholders' rights plan is not intended to deter offers that the Board determines are in the best interests of our shareholders.